UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/04

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       February 9, 2005

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $135577



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                    Title              VALUE      SHRS or  SH/ PUT/  Inv Other  Voting Authority
NAME OF ISSUER                      of     CUSIP       (x$1000)   PRN AMT  PRN CALL Disc Mgrs   Sole Shared None
                                    Class

AMR Corp                            com    001765106           1        50  SH      Sole           50
ANC Rental Corp                     com    00181310            0        12  SH      Sole           12
Alliance Capital Mgmt. Ltd.         com    018548107         315      7500  SH      Sole         7500
Allstate Corp                       com    020002101         263      5082  SH      Sole         5082
American International Group, Inc.  com    026874107        6376     97092  SH      Sole        97092
Bank of America Corp                com    06050510          189      4024  SH      Sole         4024
Bridgehampton National Bank         com    108035106        5510    180059  SH      Sole       180059
CMS Energy Corp Com                 com    125896100          52      5000  SH      Sole         5000
Callaway Golf Co.                   com    131193104          68      5000  SH      Sole         5000
Carmax Group                        com    143130102        6300    202900  SH      Sole       202900
Citigroup Inc                       com    172967101        7384    151191  SH      Sole       151191
Dell Computer                       com    247025109         131      3100  SH      Sole         3100
Exxon Mobil Corp Com                com    302290101         206      4012  SH      Sole         4012
Gannett Inc.                        com    364730101        7347     89925  SH      Sole        89925
General Electric                    com    369604103        4796    131400  SH      Sole       131400
General Mills                       com    370334104        2110     42450  SH      Sole        42450
Goldman Sachs Group                 com    38141G104        6125     58870  SH      Sole        58870
Health Care Reit Inc.               com    42217K106          27       700  SH      Sole          700
Home Depot Inc.                     com    437076102        7613    178130  SH      Sole       178130
Illinois Tool Wks Inc.              com    452308109        6327     68266  SH      Sole        68266
J P Morgan Chase & Co               com    46625H100           5       117  SH      Sole          117
KeyCorp                             com    493267108          88      2596  SH      Sole         2596
L-3 Communications Hldgs            com    502424104        6678     91175  SH      Sole        91175
Lowe's Co.                          com    548661107         144      2500  SH      Sole         2500
Microsoft Corp                      com    594918104        5496    205675  SH      Sole       205675
Morgan Stanley, Dean Witter         com    617446448         419      7550  SH      Sole         7550
Northern Trust Corp.                com    66585910           54      1104  SH      Sole         1104
Pepsico, Inc.                       com    713448108        6747    129250  SH      Sole       129250
Pfizer Inc.                         com    717081103        5009    186260  SH      Sole       186260
Sabre Hldgs Corp                    com    785905100           1        36  SH      Sole           36
Sealed Air Corp.                    com    81211K100        7884    148009  SH      Sole       148009
Staples Inc                         com    855030102        7715    228875  SH      Sole       228875
Suffolk Bancorp                     com    86473910            6       166  SH      Sole          166
Target Corp                         com    87612E106        6602    127136  SH      Sole       127136
Tennant Co.                         com    880345103          59      1500  SH      Sole         1500
Vodafone Airtouch PLC Sponsored     com    92857T107        5573    203530  SH      Sole       203530
Wal-Mart Stores                     com    931142103        5603    106070  SH      Sole       106070
Walgreen Co.                        com    931422109        5265    137220  SH      Sole       137220
XTO Energy Inc                      com    98385X106        7497    211900  SH      Sole       211900
Citigroup Capital IX                pfd    173066200        1134     45000  SH      Sole        45000
J P Morgan Chase Cap PFD K 5.875%   pfd    46626V207         755     30800  SH      Sole        30800
Merrill Lynch PFD Capital Trust V   pfd    59021K205          60      2200  SH      Sole         2200
Morgan Stanley Cap Tr PFD CAP 7.25% pfd    61747N109        1643     62100  SH      Sole        62100

TOTAL                                                     135577

